Note 10 - Related Party Transactions	12 Months Ended
Dec. 31, 2015
Notes
Note 10 - Related Party Transactions

NOTE 10 – Related Party Transactions

During the years ended December 31, 2015 and December 31, 2014, related party transactions included:

Chief Executive Officer, Director, Board Chair

For the year ended December 31, 2015: (i) cash compensation of $130,000; (ii) Black-Scholes expense amortization of $220,960 related to 2,500,000 options granted on December 19, 2014 of which 750,000 vested on June 30, 2015 and 750,000 vested on December 31, 2015; and (iii) the loan of two vehicles by the CEO to the Company for the sole use by two sales staff in return for the Company providing $37,421 toward lease and loan payments on the vehicles. For the year ended December 31, 2014: (i) cash compensation of $130,000; (ii) issuance of 250,499 shares as past services compensation at $0.627 per share, totaling $157,063; (iii) cancelation of December 12, 2013 option grant totaling 1,000,000 unvested options; and (iv) Black-Scholes expense recording and amortization totaling $159,825 related to 2,500,000 options granted on December 19, 2014 (1,000,000 of which vested immediately and  750,000 which vested on each of June 30, 2015 and December 31, 2015).

President and Chief Operating Officer

For the period ended December 31, 2015: (i) cash compensation, including COBRA benefits, of $116,526 for the period from August 10 (employment start date) to December 310, 2015; (ii) issuance on August 10, 2015 of a signing bonus of 1,333,333 restricted common shares at $0.107 per share for aggregate deemed compensation of $142,667; (iii) issuance on October 2, 2015 of 502,283 restricted common shares at $0.078 per share for aggregate deemed compensation of $39,178; and (iv) issuance on December 31, 2015 of 1,262,047 restricted common shares at $0.05448 per share for aggregate deemed compensation of $68,750. At December 31, 2015, the Company had an account payable of $3,156 due to the President & COO for expenses related to the year ended December 3,1 2015. For the year ended December 31, 2014: n/a.

Chief Financial Officer, Secretary and Treasurer

For the year ended December 31, 2015: (i) cash compensation of $125,000; (ii) issuance on April 30, 2015 of 131,579 restricted common shares at a price of $0.19 per share for aggregate deemed compensation of $25,000; (iii) issuance on July 9, 2015 of 320,513 restricted common shares at $0.1102 per share for aggregate deemed compensation of $25,000; (iv) issuance on October 2, 2015 of 320,513 restricted common shares at $0.078 per share for aggregate deemed compensation of $25,000; and (v) issuance on December 31, 2015 of 458,926 restricted common shares at $0.05448 per share for aggregate deemed compensation of $25,000. For the year ended December 31, 2014: (i) cash payment of consulting fees of $22,500 for services provided from January 1 to March 17, 2014; (ii) cash compensation of $76,500 for period from March 18 to December 31, 2014; (ii) issuance on April 15, 2014 of 50,000 shares at $0.80 per share for aggregate deemed compensation of $40,000; (iii) issuance on August 19, 2014 of 25,000 shares at $0.373 per share for aggregate deemed compensation of $9,325; and (iv) Black-Scholes expense recording of $114,236 for 750,000 options granted on December 19, 2014 which vested immediately. Share payments and options grants were executed by issuances to Mr. Dawe's holding company GBG Management Services Inc.

Former Vice-President and Chief Operating Officer

For the year ended December 31, 2015: n/a. For the year ended December 31, 2014: (i) Compensation and termination settlement of $47,613 for period of May 1 to August 14, 2014; and (ii) issuance of 25,000 shares as compensation at $0.62 per share, totaling $15,000.

Former Chief Financial Officer, Secretary and Treasurer; spouse of President and CEO

For the year ended December 31, 2015: cash compensation of $3,875 for accounting services. For the year ended December 31, 2014: (i) cash compensation as CFO of $23,175 from January 1 to March 17, 2014; (ii) cash compensation as employee of $20,325 for period from March 18 to December 31, 2014; (iii) cancelation of December 12, 2013 option grant of 1,000,000 options which fully vested on grant date; and (v) Black-Scholes expense recording of $152,314 for 1,000,000 options granted on December 19, 2014 which vested immediately.

(Currently serving) Director; (former) Chief Scientific Officer

For the year ended December 31, 2015: cash compensation or $4,000 for consulting services. For the year ended December 31, 2014: (i) Payment of $60,000 as the final installment of CSO contract buy-out negotiated during fiscal 2013; (ii) issuance of 83,167 shares for past services compensation as director at $0.627 per share, totaling $51,146; (iii) cancelation of December 12, 2013 option grant totaling 1,000,000 unvested options; and (iv) Black-Scholes expense recording of $152,314 for 1,000,000 options granted on December 19, 2014 which vested immediately.

Independent Director One:

For the year ended December 31, 2015: payment of $19,447 as interest and issuance of 1,700,000 restricted common shares at $0.1402/share as an inducement fee of $238,340 for a short term loan of $500,000 to the Company. For the year ended December 31, 2014: (i) issuance of 83,167 shares for past services compensation as director at $0.627 per share, totaling $51,146; (ii) cancelation of January 7, 2014 option grant totaling 750,000 options; and (iii) Black-Scholes expense recording of $114,236 for 750,000 options granted on December 19, 2014 which vested immediately.

Independent Director Two:

For the year ended December 31, 2015: $39,600 of revenue was derived from product sales to a company owned by Independent Director Two and at December 31, 2015 the Company had an account receivable due of $18,000 related to these sales. For the year ended December 31, 2014: (i) issuance of 83,167 shares for past services compensation as director at $0.627 per share, totaling $51,146; (ii) Black-Scholes expense recording of $114,236 for 750,000 options granted on December 19, 2014 which vested immediately; and (iii) $35,947 of revenue was derived from product sales to a company owned by Independent Director Two and at December 31, 2014 the Company had an account receivable due of $3,600 related to these sales.

At December 31, 2015 and December 31, 2014, the Company had related party accounts payable of $nil and $nil, respectively; and shareholder loans of $nil and $nil, respectively.